TAXATION - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carried forward	¥ 327,627	¥ 452,178
Excess advertising expense	35
Accounts receivables allowance	236	259
Fair value change of long-term investment	5,657	4,141
Total deferred tax assets	333,555	456,578
Less: valuation allowance	(333,555)	(456,578)	¥ (521,462)	¥ (476,022)
Deferred tax liabilities	¥ 0	¥ 0